LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 8.37%
321 Henderson Receivables I LLC
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	0.35%	$99,610	$98,456
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	0.50%	46,331	45,299
Asset Backed Securities Corp Home Equity Loan Trust Series, 2002-HE1 M1 (1 Month LIBOR USD + 1.650%) (c)	03/15/2032	1.80%	424,391	423,803
Capital One Multi-Asset Execution Trust, 2015-A4 A4	05/15/2025	2.75%	1,210,000	1,262,456
CarMax Auto Owner Trust, 2018-4 A3	09/15/2023	3.36%	900,000	922,782
Chase Issuance Trust, 2020-A1 A1	01/15/2025	1.53%	1,050,000	1,080,045
Citibank Credit Card Issuance Trust
Series 2018-A6 A6	12/09/2024	3.21%	1,500,000	1,595,551
Series 2018-A3 A3	05/23/2025	3.29%	1,085,000	1,168,027
Conn's Receivables Funding LLC, 2018-A A (a)	07/17/2023	3.25%	9,713	9,715
DB Master Finance LLC, 2019-1A A2I (a)	05/20/2049	3.79%	950,400	979,568
Diamond Resorts Owner Trust, 2018-1 A (a)	01/21/2031	3.70%	635,548	659,457
Discover Card Execution Note Trust, 2018-A2 A2 (1 Month LIBOR USD + 0.330%) (c)	08/15/2025	0.48%	1,225,000	1,227,325
Domino's Pizza Master Issuer LLC, 2017-1A A2I (3 Month LIBOR USD + 1.250%) (a)(c)	07/25/2047	1.49%	486,250	486,415
Ford Credit Auto Lease Trust, 2019-B A3	10/15/2022	2.22%	491,000	497,685
Ford Credit Auto Owner Trust, 2016-1 A (a)	08/15/2027	2.31%	795,000	800,647
GM Financial Consumer Automobile Receivables Trust, 2020-2 A2B (1 Month LIBOR USD + 1.050%) (c)	03/16/2023	1.20%	377,912	379,900
Honda Auto Receivables Owner Trust
Series 2019-1 A3	03/20/2023	2.83%	800,000	817,586
Series 2017-4 A4	03/21/2024	2.21%	695,000	702,283
Series 2020-3 A3	10/18/2024	0.37%	2,350,000	2,349,443
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	1.00%	437,952	436,660
Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	0.85%	584,493	578,317
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	1.05%	547,506	546,477
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.15%	450,216	450,288
Series 2018-SFR4 D (1 Month LIBOR USD + 1.650%) (a)(c)	01/19/2038	1.80%	915,000	914,999
Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	0.97%	257,260	255,525
MVW Owner Trust
Series 2018-1A A (a)	01/21/2036	3.45%	1,359,279	1,408,401
Series 2019-1A A (a)	11/20/2036	2.89%	673,112	692,077
Series 2019-2A A (a)	10/20/2038	2.22%	795,316	812,052
OneMain Financial Issuance Trust
Series 2016-3A A (a)	06/18/2031	3.83%	752,000	772,290
Series 2018-2A A (a)	03/14/2033	3.57%	500,000	529,818
PFS Financing Corp., 2020-F A (a)	08/15/2024	0.93%	1,150,000	1,150,767
Progress Residential Trust
Series 2017-SFR1 A (a)	08/17/2034	2.77%	323,079	329,042
Series 2019-SFR4 B (a)	11/17/2036	2.94%	600,000	618,079
SoFi Professional Loan Program LLC
Series 2016-D A2B (a)	04/25/2033	2.34%	582,045	592,401
Series 2015-C A2 (a)	08/25/2033	2.51%	162,094	163,306
Series 2015-D A2 (a)	10/27/2036	2.72%	63,099	64,137
Series 2016-A A2 (a)	12/26/2036	2.76%	368,487	373,035
Series 2017-B A2FX (a)	05/25/2040	2.74%	485,870	493,724
Starwood Waypoint Homes Trust, 2017-1 A (1 Month LIBOR USD + 0.950%) (a)(c)	01/22/2035	1.10%	580,024	579,358
Synchrony Card Issuance Trust, 2018-A1 A	09/15/2024	3.38%	1,035,000	1,064,629
TCF Auto Receivables Owner Trust, 2016-PT1A A (a)	06/15/2022	1.93%	22,294	22,318
Tesla Auto Lease Trust 2020-A, 2020-A (a)	05/20/2023	0.55%	2,000,000	2,003,078
Toyota Auto Receivables Owner Trust
Series 2020-B A2	12/15/2022	1.38%	1,550,000	1,559,832
Series 2019-A A3	07/17/2023	2.91%	605,000	618,374
Tricon American Homes Trust
Series 2016-SFR1 A (a)	11/17/2033	2.59%	94,219	94,586
Series 2017-SFR1 A (a)	09/19/2034	2.72%	1,212,926	1,234,430
Verizon Owner Trust
Series 2018-A A1A	04/20/2023	3.23%	1,405,000	1,426,779
Series 2019-B A1A	12/20/2023	2.33%	1,215,000	1,244,098
Series 2019-C A1A	04/20/2024	1.94%	200,000	204,706
Series 2020-A A1A	07/20/2024	1.85%	1,715,000	1,758,962
TOTAL ASSET BACKED SECURITIES (Cost $37,759,493)				38,498,988

CORPORATE BONDS: 21.53%
Agriculture: 0.26%
BAT Capital Corp.	08/15/2024	3.22%	240,000	256,780
BAT International Finance PLC (b)	03/25/2026	1.67%	915,000	918,111
				1,174,891
Auto Manufacturers: 0.60%
Cummins, Inc.	09/01/2025	0.75%	1,030,000	1,033,134
General Motors Financial Co., Inc.	06/20/2025	2.75%	1,150,000	1,176,586
Toyota Motor Credit Corp.	03/30/2023	2.90%	510,000	540,725
				2,750,445
Banks: 9.62%
Banco Santander SA (b)	05/28/2025	2.75%	1,310,000	1,374,128
Bank of America Corp.	01/11/2023	3.30%	2,125,000	2,255,663
Bank of America Corp. (SOFR + 1.150%) (d)	06/19/2026	1.32%	3,495,000	3,521,337
Bank of Montreal (b)	03/26/2022	2.90%	845,000	876,683
Bank of New York Mellon Corp.	10/24/2024	2.10%	650,000	687,886
BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(d)	11/19/2025	2.82%	750,000	790,364
Citigroup, Inc.	01/14/2022	4.50%	1,270,000	1,334,755
Citigroup, Inc. (SOFR + 0.867%) (d)	11/04/2022	2.31%	990,000	1,008,132
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (d)	01/24/2023	3.14%	1,205,000	1,243,367
Citigroup, Inc. (3 Month LIBOR USD + 1.023%) (d)	06/01/2024	4.04%	1,425,000	1,543,783
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	895,000	951,016
Credit Suisse AG (b)	05/05/2023	1.00%	900,000	909,433
Danske Bank A/S (1 Year CMT Rate + 1.730%) (a)(b)(d)	01/12/2023	5.00%	815,000	855,026
Fifth Third Bancorp	05/05/2023	1.63%	680,000	698,228
Goldman Sachs Group, Inc.	01/22/2023	3.63%	1,195,000	1,277,401
Goldman Sachs Group, Inc.	02/23/2023	3.20%	3,185,000	3,377,059
HSBC Bank Canada (a)(b)	09/10/2023	1.65%	870,000	890,423
HSBC Holdings PLC (SOFR + 1.929%) (b)(d)	06/04/2026	2.10%	1,045,000	1,057,499
Huntington National Bank	04/01/2022	3.13%	780,000	809,977
ING Groep NV (b)	04/09/2024	3.55%	965,000	1,050,939
JP Morgan Chase & Co.	09/23/2022	3.25%	910,000	961,852
JP Morgan Chase & Co.	01/25/2023	3.20%	2,550,000	2,710,594
Mitsubishi UFJ Financial Group, Inc. (1 Year CMT Rate + 0.680%) (b)(d)	09/15/2024	0.85%	1,095,000	1,095,683
Morgan Stanley	11/01/2022	4.88%	515,000	556,716
Morgan Stanley	01/23/2023	3.13%	2,440,000	2,579,739
Morgan Stanley	04/29/2024	3.88%	440,000	485,557
Morgan Stanley (SOFR + 1.152%) (d)	07/22/2025	2.72%	800,000	849,818
National Bank of Canada (a)(b)	10/07/2022	2.15%	505,000	520,771
NatWest Markets PLC (a)(b)	05/21/2023	2.38%	955,000	983,239
Royal Bank of Canada (b)	04/29/2022	2.80%	280,000	290,647
Royal Bank of Canada (b)	11/01/2024	2.25%	645,000	683,691
Santander UK PLC (b)	01/13/2023	2.10%	610,000	629,505
State Street Corp. (SOFR + 2.690%) (a)(d)	03/30/2023	2.83%	550,000	569,096
Svenska Handelsbanken AB (a)(b)	06/30/2023	0.63%	610,000	612,102
Truist Financial Corp.	08/05/2025	1.20%	1,700,000	1,730,721
UBS AG/London (a)(b)	04/21/2022	1.75%	475,000	483,622
UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(d)	07/30/2024	1.01%	200,000	200,452
Wells Fargo & Co.	02/13/2023	3.45%	1,075,000	1,139,294
Wells Fargo & Co. (SOFR + 1.600%) (d)	06/02/2024	1.65%	640,000	651,935
				44,248,133
Beverage: 0.18%
Diageo Capital PLC (b)	09/29/2025	1.38%	800,000	819,876

Biotechnology: 0.36%
Gilead Sciences, Inc.	09/29/2023	0.75%	610,000	611,281
Royalty Pharma PLC (a)(b)	09/02/2023	0.75%	1,050,000	1,048,072
				1,659,353
Building Materials: 0.23%
Carrier Global Corp. (a)	02/15/2025	2.24%	1,020,000	1,064,035

Chemicals: 0.17%
Air Products and Chemicals, Inc.	10/15/2025	1.50%	260,000	269,714
DuPont de Nemours, Inc.	11/15/2023	4.21%	480,000	527,068
				796,782
Computers: 0.07%
Apple, Inc.	05/03/2023	2.40%	320,000	336,921

Diversified Financial Services: 1.81%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (b)	02/01/2022	3.95%	980,000	992,176
Air Lease Corp.	07/03/2023	3.88%	965,000	1,005,607
American Express Co.	07/30/2024	2.50%	905,000	963,218
Capital One Bank	02/15/2023	3.38%	799,000	845,002
CDP Financial, Inc. (a)(b)	03/07/2022	2.75%	990,000	1,024,124
Charles Schwab Corp.	01/25/2023	2.65%	645,000	676,273
Dragon 2012 LLC	03/12/2024	1.97%	8,085	8,292
GE Capital International Funding Co. Unlimited Co. (b)	11/15/2025	3.37%	1,665,000	1,780,859
Helios Leasing I LLC	05/29/2024	2.02%	8,464	8,676
Helios Leasing I LLC	07/24/2024	1.73%	8,973	9,180
Helios Leasing I LLC	09/28/2024	1.56%	8,888	9,104
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	8,956	9,160
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	920,000	984,229
Phoenix 2012 LLC	07/03/2024	1.61%	8,948	9,156
Safina Ltd. (b)	01/15/2022	1.55%	3,899	3,924
Tagua Leasing LLC	11/16/2024	1.58%	9,441	9,656
				8,338,636
Electric: 0.38%
Eversource Energy	08/15/2025	0.80%	125,000	124,375
Exelon Generation Co. LLC	03/15/2022	3.40%	265,000	274,684
Exelon Generation Co. LLC	06/01/2025	3.25%	220,000	240,512
Nextera Energy Capital Holdings, Inc.	04/01/2022	2.90%	1,065,000	1,102,754
				1,742,325
Electronics: 0.13%
Roper Technologies, Inc.	12/15/2020	3.00%	585,000	586,766

Food: 0.10%
Mondelez International, Inc.	04/13/2023	2.13%	440,000	456,632

Healthcare - Services: 0.24%
Anthem, Inc.	01/15/2025	2.38%	750,000	797,604
UnitedHealth Group, Inc.	01/15/2026	1.25%	285,000	292,593
				1,090,197
Insurance: 1.21%
American International Group, Inc.	06/30/2025	2.50%	800,000	854,336
Aon Corp.	11/15/2022	2.20%	775,000	801,887
Berkshire Hathaway, Inc.	03/15/2021	2.20%	765,000	770,525
Equitable Financial Life Global (a)	07/07/2025	1.40%	925,000	944,328
Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	1,145,000	1,154,352
Voya Financial, Inc.	07/15/2024	3.13%	970,000	1,045,208
				5,570,636
Media: 0.46%
Comcast Corp.	04/15/2024	3.70%	1,920,000	2,120,246

Miscellaneous Manufacturing: 0.12%
Parker-Hannifin Corp.	06/14/2024	2.70%	510,000	546,029

Oil & Gas: 0.61%
BP Capital Markets PLC (b)	03/11/2021	4.74%	535,000	545,432
Chevron Corp.	05/11/2023	1.14%	675,000	688,055
Diamondback Energy, Inc.	12/01/2024	2.88%	335,000	339,190
Equinor ASA (b)	01/22/2026	1.75%	220,000	228,231
Saudi Arabian Oil Co. (a)(b)	04/16/2022	2.75%	1,000,000	1,024,611
				2,825,519
Pharmaceuticals: 0.86%
AbbVie, Inc. (a)	11/21/2022	2.30%	1,400,000	1,448,618
Bristol-Myers Squibb Co.	02/20/2023	3.25%	735,000	781,757
CVS HEALTH Corp.	08/12/2024	3.38%	1,590,000	1,729,952
				3,960,327
Pipelines: 0.59%
Energy Transfer Operating LP	05/15/2025	2.90%	220,000	221,189
Enterprise Products Operating LLC	02/15/2021	2.80%	625,000	630,625
MPLX LP	03/01/2026	1.75%	1,060,000	1,055,224
ONEOK, Inc.	09/01/2024	2.75%	235,000	240,683
TransCanada PipeLines Ltd. (b)	08/01/2022	2.50%	545,000	562,063
				2,709,784
Real Estate Invesmtment Trusts: 0.96%
Alexandria Real Estate Equities, Inc.	01/15/2024	4.00%	1,045,000	1,150,699
American Tower Corp.	09/15/2025	1.30%	1,760,000	1,778,738
Camden Property Trust	12/15/2022	2.95%	375,000	390,945
Crown Castle International Corp.	07/15/2025	1.35%	505,000	510,480
Highwoods Realty LP	06/15/2021	3.20%	110,000	111,438
Kilroy Realty LP	01/15/2023	3.80%	470,000	489,150
				4,431,450
Software: 0.79%
Adobe, Inc.	02/01/2023	1.70%	655,000	674,669
Fiserv, Inc.	07/01/2024	2.75%	1,355,000	1,447,516
Microsoft Corp.	11/03/2025	3.13%	1,350,000	1,509,557
				3,631,742
Telecommunications: 1.54%
AT&T, Inc.	05/15/2025	3.40%	2,660,000	2,943,291
T-Mobile USA, Inc. (a)	04/15/2025	3.50%	1,530,000	1,678,869
Verizon Communications, Inc.	09/15/2023	5.15%	855,000	968,897
Verizon Communications, Inc.	11/01/2024	3.50%	455,000	502,343
Vodafone Group PLC (b)	01/16/2024	3.75%	920,000	1,004,362
				7,097,762
Transportation: 0.24%
Burlington Northern Santa Fe LLC	09/01/2024	3.40%	715,000	785,426
CSX Corp.	11/01/2023	3.70%	290,000	314,633
				1,100,059
TOTAL CORPORATE BONDS (Cost $96,538,697)				99,058,546

FOREIGN GOVERNMENT BOND: 0.00%*
Petroleos Mexicanos (b)	12/20/2022	2.00%	6,250	6,364
TOTAL FOREIGN GOVERNMENT BOND (Cost $6,250)				6,364

MORTGAGE BACKED SECURITIES: 11.38%
Angel Oak Mortgage Trust, 2020-1 M1 (a)(d)	12/25/2059	3.16%	377,000	368,214
Comm Mortgage Trust
Series 2013-CR9 A4 (d)	07/12/2045	4.22%	946,086	1,014,440
Series 2013-CR6 A4	03/10/2046	3.10%	440,000	456,331
Series 2013-CR10 A4 (d)	08/10/2046	4.21%	200,000	216,931
Series 2014-UBS2 A5	03/10/2047	3.96%	1,150,000	1,255,681
Series 2014-UBS2 AM	03/12/2047	4.20%	1,150,000	1,251,571
Series 2015-CR27 AM	10/13/2048	3.98%	1,000,000	1,109,452
Connecticut Avenue Securities Trust
Series 2020-R02 2M1 (1 Month LIBOR USD + 0.750%) (a)(c)	01/25/2040	0.90%	1,030,392	1,027,775
Series 2020-R01 1M1 (1 Month LIBOR USD + 0.800%) (a)(c)	01/25/2040	0.95%	1,074,746	1,070,286
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M2 (1 Month LIBOR USD + 2.600%) (c)	05/28/2024	2.75%	1,226,893	1,073,882
Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.15%	540,317	472,133
Series 2017-C02 2ED4 (1 Month LIBOR USD + 0.850%) (c)	09/25/2029	1.00%	176,258	171,976
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	0.60%	385,000	375,111
FHLMC Multifamily Structured Pass Through Certificates
Series KF08 A (1 Month LIBOR USD + 0.300%) (c)	01/25/2022	0.46%	176,347	175,719
Series K052 A1	01/25/2025	2.60%	391,110	408,008
Series K-050 A1	01/25/2025	2.80%	2,762,507	2,901,568
Series K059 A1	09/25/2025	2.76%	822,752	877,228
Series KC06 A1	02/25/2026	2.17%	1,510,000	1,579,261
Flagstar Mortgage Trust, 2017-2 A5 (a)(d)	10/25/2047	3.50%	217,323	218,047
FNMA Multifamily Structured Pass Through Certificates, 2017-M7 A1	02/25/2027	2.60%	2,968,975	3,130,132
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN1 M2 (1 Month LIBOR USD + 2.200%) (c)	02/26/2024	2.35%	382,901	383,167
Series 2017-DNA2 M1 (1 Month LIBOR USD + 1.200%) (c)	10/25/2029	1.35%	455,337	455,336
Series 2020-DNA1 M1 (1 Month LIBOR USD + 0.700%) (a)(c)	01/25/2050	0.85%	48,551	48,498
Series 2020-HQA1 M1 (1 Month LIBOR USD + 0.750%) (a)(c)	01/25/2050	0.90%	1,099,650	1,097,680
Series 2020-HQA2 M1 (1 Month LIBOR USD + 1.100%) (a)(c)	03/25/2050	1.25%	1,010,955	1,009,945
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	595,024	602,941
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	1,222,508	1,248,638
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	1,421,878	1,489,708
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	1,866,264	1,945,263
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	1,080,866	1,132,714
GS Mortgage Securities Trust
Series 2013-GC10 AS	02/12/2046	2.94%	1,720,000	1,785,077
Series 2015-GC28 AS	02/12/2048	3.76%	885,000	962,576
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2010-C2 A3 (a)	11/15/2043	4.07%	143,732	143,608
Series 2012-C8 ASB	10/17/2045	2.38%	238,654	242,805
Series 2014-C23 ASB	09/17/2047	3.66%	1,061,017	1,117,480
Series 2014-C22 AS	09/17/2047	4.11%	1,350,000	1,464,818
Series 2013-C10 AS	12/17/2047	3.37%	762,000	795,257
JP Morgan Mortgage Trust
Series 2016-1 A5 (a)(d)	05/25/2046	3.50%	52,826	53,138
Series 2016-4 A5 (a)(d)	10/25/2046	3.50%	97,823	98,615
Series 2018-1 A5 (a)(d)	06/25/2048	3.50%	340,661	342,739
Series 2018-9 A5 (a)(d)	02/25/2049	4.00%	138,259	138,334
KKR Industrial Portfolio Trust, 2020-AIP D (1 Month LIBOR USD + 2.030%) (a)(c)	03/16/2037	2.18%	490,150	487,692
Merit, 2020-HILL A (1 Month LIBOR USD + 1.150%) (a)(c)	08/17/2037	1.30%	2,350,000	2,351,469
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	587,064	627,964
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	98,138	106,042
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	221,208	237,234
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	421,656	456,888
Series 2017-6A A1 (a)(d)	08/25/2057	4.00%	198,217	213,678
Series 2018-5A A1 (a)(d)	12/25/2057	4.75%	899,702	968,272
OBX Trust, 2018-1 A2 (1 Month LIBOR USD + 0.650%) (a)(c)	06/25/2057	0.80%	499,811	499,061
Sequoia Mortgage Trust
Series 2017-1 A4 (a)(d)	02/25/2047	3.50%	399,459	402,808
Series 2017-CH1 A11 (a)(d)	08/25/2047	3.50%	131,153	131,867
Series 2018-CH4 A10 (a)(d)	10/25/2048	4.50%	77,812	78,170
Series 2019-5 A4 (a)(d)	12/25/2049	3.50%	362,957	368,458
Series 2020-1 A4 (a)(d)	02/25/2050	3.50%	503,555	510,368
Shellpoint Co-Originator Trust, 2017-2 A4 (a)(d)	10/25/2047	3.50%	172,152	172,524
STACR Trust, 2018-DNA2 M1 (1 Month LIBOR USD + 0.800%) (a)(c)	12/26/2030	0.95%	197,741	197,243
UBS Commercial Mortgage Trust, 2017-C6 ASB	12/16/2050	3.50%	1,000,000	1,107,821
UBS-Barclays Commercial Mortgage Trust, 2012-C4 A5 (d)	12/12/2045	2.85%	870,000	901,896
Verus Securitization Trust
Series 2018-2 A1 (a)(d)	07/25/2058	3.68%	234,543	237,827
Series 2018-3 A1 (a)(d)	10/25/2058	4.11%	178,387	182,765
VNDO Mortgage Trust
Series 2013-PENN A (a)	12/13/2029	3.81%	605,000	604,601
Series 2012-6AVE A (a)	11/15/2030	3.00%	1,000,000	1,031,802
Wells Fargo Commercial Mortgage Trust, 2012-LC5 AS	10/17/2045	3.54%	185,000	192,252
WFRBS Commercial Mortgage Trust
Series 2011-C2 A4 (a)(d)	02/15/2044	4.87%	918,656	924,061
Series 2011-C3 A4 (a)	03/17/2044	4.38%	1,184,449	1,192,553
Series 2013-C13 AS	05/17/2045	3.35%	185,000	193,511
Series 2012-C10 A3	12/15/2045	2.88%	975,000	1,003,125
Series 2013-UBS1 A4 (d)	03/16/2046	4.08%	775,000	841,639
Series 2013-C14 A5	06/15/2046	3.34%	200,000	211,090
Series 2013-C17 ASB	12/17/2046	3.56%	195,668	203,681
TOTAL MORTGAGE BACKED SECURITIES (Cost $51,504,297)				52,350,445

MUNICIPAL BONDS: 1.64%
City of Arlington TX	08/15/2025	0.71%	560,000	561,109
City of El Paso TX Water & Sewer Revenue	03/01/2025	0.77%	550,000	550,896
City of New York NY	08/01/2025	2.28%	1,660,000	1,747,615
Massachusetts Water Resources Authority	08/01/2025	2.08%	1,840,000	1,957,650
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	650,000	663,045
Nebraska Public Power District	01/01/2024	2.22%	675,000	702,729
San Diego County Water Authority	05/01/2025	0.74%	335,000	334,833
State of Wisconsin	05/01/2026	2.10%	710,000	752,131
Water Works Board of the City of Birmingham	01/01/2024	2.20%	270,000	283,535
TOTAL MUNICIPAL BONDS (Cost $7,250,113)				7,553,543

PURCHASED OPTION: 2.15%
Call Option: 2.15%	Counterparty	Notional Amount	Number of Contracts
Nomura Galaxy Option Expiration: August 2022, Current Price: $987.72, Exercise Price: $0.0001	Nomura Securities	$50,000,000	10,000	9,877,161
TOTAL PURCHASED OPTION (Cost $10,000,000)				9,877,161

	Maturity Date	Coupon Rate	Principal Amount
U.S. GOVERNMENT AGENCY ISSUES: 8.51%
Federal Farm Credit Banks	06/26/2023	1.77%	2,450,000	2,553,543
Federal Farm Credit Banks	07/17/2023	2.88%	1,600,000	1,718,150
Federal Home Loan Banks	07/07/2021	1.88%	2,420,000	2,451,891
Federal Home Loan Banks	06/10/2022	2.13%	5,575,000	5,760,315
Federal Home Loan Banks	06/10/2022	2.75%	1,000,000	1,044,043
Federal Home Loan Banks	06/09/2023	3.25%	2,345,000	2,533,660
Federal Home Loan Banks	09/08/2023	3.38%	2,235,000	2,439,494
Federal Home Loan Banks	12/08/2023	3.38%	2,325,000	2,553,779
Federal Home Loan Mortgage Corp.	07/08/2022	0.32%	2,460,000	2,460,243
Federal Home Loan Mortgage Corp.	06/26/2023	0.25%	3,000,000	3,002,695
Federal Home Loan Mortgage Corp.	07/20/2023	0.41%	2,465,000	2,467,022
Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	885,000	885,324
Federal National Mortgage Association	01/19/2023	2.38%	220,000	230,792
Federal National Mortgage Association	07/10/2023	0.25%	3,350,000	3,349,310
Federal National Mortgage Association	06/17/2025	0.50%	3,000,000	3,013,832
Federal National Mortgage Association	08/25/2025	0.38%	2,720,000	2,711,430
Small Business Administration Participation Certificates	11/01/2032	2.09%	9,869	10,217
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $38,144,569)				39,185,740

U.S. GOVERNMENT NOTES: 25.98%
United States Treasury Note	05/15/2022	1.75%	36,165,000	37,114,331
United States Treasury Note	08/15/2022	1.50%	8,130,000	8,339,602
United States Treasury Note	02/15/2023	2.00%	9,805,000	10,234,352
United States Treasury Note	03/31/2023	1.50%	10,500,000	10,855,605
United States Treasury Note	12/31/2023	2.63%	13,810,000	14,905,629
United States Treasury Note	02/29/2024	2.38%	2,025,000	2,176,321
United States Treasury Note	03/31/2024	2.13%	1,720,000	1,836,503
United States Treasury Note	04/30/2024	2.00%	4,195,000	4,466,364
United States Treasury Note	04/30/2024	2.25%	1,585,000	1,701,708
United States Treasury Note	05/15/2024	2.50%	8,880,000	9,619,537
United States Treasury Note	09/30/2024	1.50%	500,000	525,684
United States Treasury Note	12/31/2024	2.25%	440,000	477,589
United States Treasury Note	01/31/2025	1.38%	5,655,000	5,933,111
United States Treasury Note	05/15/2025	2.13%	2,320,000	2,519,375
United States Treasury Note	05/31/2025	0.25%	3,265,000	3,265,383
United States Treasury Note	07/31/2025	0.25%	5,580,000	5,576,078
TOTAL U.S. GOVERNMENT NOTES (Cost $117,891,007)				119,547,172

SHORT TERM INVESTMENT: 6.84%
MONEY MARKET FUND: 6.84%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 0.02% (e)(f)			31,485,816	31,485,816
TOTAL MONEY MARKET FUND (Cost $31,485,816)				31,485,816
TOTAL SHORT TERM INVESTMENT (Cost $31,485,816)				31,485,816

TOTAL INVESTMENTS (Cost $390,580,242): 86.40%				397,563,775
Other Assets in Excess of Liabilities: 13.60% (g)				62,606,443
TOTAL NET ASSETS: 100.00%				$460,170,218

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2020, the value of these securities total $51,815,756 which represents 11.26% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2020.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2020.
(f)	A portion of this security is held by LCLSCS Fund Limited and pledged as collateral for swap contracts.
(g)	Includes assets pledged as collateral for swap contracts.

*	Amount rounds to less than 0.005% of net assets.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Securied Overnight Financing Rate

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2020 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.
Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Unrealized (Depreciation)	Counterparty

12/16/2022	LoCorr Commodities Index^	0.50%	Quarterly	$352,945,098	$(9,163,765)	Deutsche Bank AG

^	Comprised of a proprietary basket of Commodity Trading Advisor's ''CTA'') Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

The underlying components of the basket as of September 30, 2020 are shown below:^
		Number of Contracts		Concentration %
Description	Expiration Date	Purchased (Sold)	Value	of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude	Nov-20	2,556	$102,645,760	7.47%
Brent Crude	Jan-21	2,148	92,751,768	6.75%
Natural Gas	Feb-21	1,368	42,808,232	3.11%
Coffee	Mar-21	828	35,452,505	2.58%
Natural Gas	Jan-21	800	26,068,784	1.90%
Live Cattle	Jun-21	538	23,968,717	1.74%
Lean Hogs	Oct-20	746	21,660,015	1.58%
Soybean	Nov-20	354	17,746,200	1.29%
Feeder Cattle	Jan-21	239	16,933,329	1.23%
Soybean	Jan-21	334	16,784,873	1.22%
Soybean Meal	Dec-20	456	15,280,860	1.11%
Gold	Dec-20	77	14,678,899	1.07%
Cotton No.2	Mar-21	441	14,668,769	1.07%
Low Sulphur Gasoil	Oct-20	436	14,477,416	1.05%
Corn	Mar-21	756	14,124,790	1.03%
Heating Oil	Oct-20	247	11,861,116	0.86%
Silver	Dec-20	83	10,025,479	0.73%
Wheat	Mar-21	341	9,724,318	0.71%
Soybean Oil	Jul-21	474	9,333,646	0.68%
Natural Gas	Dec-20	268	8,871,710	0.65%
Sugar No.11	Jun-21	578	8,321,813	0.61%
Lean Hogs	Jul-21	185	6,003,250	0.44%
Copper (LME)	Dec-20	36	5,948,085	0.43%
Feeder Cattle	Mar-21	84	5,886,825	0.43%
Live Cattle	Oct-20	134	5,860,683	0.43%
Live Cattle	Feb-21	123	5,748,402	0.42%
Feeder Cattle	Oct-20	75	5,383,774	0.39%
Palladium	Dec-20	18	4,190,140	0.30%
Total Purchase Contracts			567,210,158	41.28%

Sale Contracts:(1)
WTI Crude	Oct-20	(2,566)	$102,398,386	7.45%
Natural Gas	Nov-20	(2,256)	71,292,719	5.18%
Brent Crude	Nov-20	(976)	41,453,917	3.01%
Brent Crude	Oct-20	(983)	41,341,452	3.01%
Live Cattle	Dec-20	(823)	37,321,337	2.71%
Lean Hogs	Dec-20	(1,187)	30,036,414	2.18%
Feeder Cattle	Nov-20	(398)	28,511,383	2.07%
Coffee	Dec-20	(633)	26,692,628	1.94%
Natural Gas	Oct-20	(929)	23,898,747	1.74%
European Rapeseed	Oct-20	(139)	20,414,756	1.48%
Wheat	Dec-20	(698)	19,688,065	1.43%
Corn	Dec-20	(1,015)	18,498,470	1.34%
Cotton No.2	Dec-20	(527)	17,341,666	1.26%
Low Sulphur Gasoil	Nov-20	(428)	14,396,548	1.05%
Heating Oil	Nov-20	(271)	13,179,337	0.96%
Soybean Oil	Dec-20	(632)	12,316,541	0.90%
Hard Red Wheat	Dec-20	(348)	8,597,431	0.63%
Aluminum	Nov-20	(183)	8,097,750	0.59%
Brent Crude	Dec-20	(100)	4,273,611	0.31%
Lead	Nov-20	(91)	4,139,818	0.30%
Total Sale Contracts			543,890,976	39.54%
Other Futures Contracts			92,036,138	6.69%
Total Futures Contracts			1,203,137,272	87.51%

Cash and Foreign Currency:		Quantity
Cash and Foreign Currency Purchased:(1)
U.S. Dollar		69,877,293	$69,877,293	5.08%
Total Cash and Foreign Currency Purchased			69,877,293	5.08%

Cash and Foreign Currency Sold:(1)
Euro		98,397,665	$98,397,665	7.16%
Total Cash and Foreign Currency Sold			98,397,665	7.16%
Other Cash and Foreign Currency			3,512,112	0.25%
Total Cash and Foreign Currency			171,787,070	12.49%
Forward Currency Contracts			716	0.00%
Total Underlying Positions			$1,374,925,058	100.00%

^
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional values of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2020 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Options contracts are stated at fair value based on closing bid and ask option quotations or valued based on the daily price reported from the counterparty, and are generally categorized as Level 1 or Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of September 30, 2020:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$38,498,988	$-	$38,498,988
Corporate Bonds	-	99,058,546	-	99,058,546
Foreign Government Bond	-	6,364	-	6,364
Mortgage Backed Securities	-	52,350,445	-	52,350,445
Municipal Bonds	-	7,553,543	-	7,553,543
Purchased Option	-	9,877,161	-	9,877,161
U.S. Government Agency Issues	-	39,185,740	-	39,185,740
U.S. Government Notes	-	119,547,172	-	119,547,172
Short Term Investment	31,485,816	-	-	31,485,816
Total Investments	$31,485,816	$366,077,959	$-	$397,563,775

Swap Contracts*
Long Total Return Swap Contracts	$-	$(9,163,765)	$-	$(9,163,765)
Total Swap Contracts	$-	$(9,163,765)	$-	$(9,163,765)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s investment in swap contracts represents the net unrealized depreciation at September 30, 2020.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.